Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000192839 | 4448476
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192839 | 4448425
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192839 | 4448257
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000192839 | 4448351
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192839 | 4448416
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192839 | 4448258
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192839 | 4448332
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192839 | 4448344
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | 4448298
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | 4448432
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192839 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000192839 | Foreign Government
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000192839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000192839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192839 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000192839 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192839 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000192839 | Virgin Islands, British
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000192839 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000192839 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192839 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000192839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215652 | 4484085
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215652 | 4484196
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215652 | 4484187
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215652 | 4484079
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215652 | 4484055
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215652 | 4483989
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215652 | 4484046
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215652 | 4484186
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215652 | 4484224
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215652 | 4484103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215652 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215652 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000215652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215652 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215652 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215652 | India
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215652 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215652 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215652 | China
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215652 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215652 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215652 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215652 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215652 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215652 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000215652 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195231 | 4483359
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195231 | 4483433
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195231 | 4483361
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195231 | 4483236
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195231 | 4483407
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195231 | 4483231
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195231 | 4483396
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195231 | 4483357
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195231 | 4483422
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195231 | 4483251
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195231 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195231 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195231 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195231 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195231 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000195231 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000195231 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000195231 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000195231 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000195231 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000195231 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000195231 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000195231 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000195231 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000195231 | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000195231 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000195231 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195231 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195231 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195231 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195231 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195231 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195231 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000195231 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198634 | Microsoft Corporation_4483535
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198634 | Motorola Solutions, Inc._4483537
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198634 | Cisco Systems, Inc._4483486
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198634 | T-Mobile US, Inc._4483563
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198634 | Progressive Corporation_4483552
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198634 | Chubb, Ltd._4483596
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198634 | McDonald's Corporation_4483531
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198634 | O'Reilly Automotive, Inc._4483543
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198634 | Verizon Communications, Inc._4483577
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198634 | Berkshire Hathaway, Inc._4483473
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198634 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000198634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000198634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000198634 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198634 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000198634 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198634 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000241075 | U.S. Bancorp_4485736
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241075 | D.R. Horton, Inc._4485692
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241075 | M&T Bank Corporation_4485717
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241075 | Flowserve Corporation_4485701
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241075 | Devon Energy Corporation_4485695
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241075 | Labcorp Holdings, Inc._4485716
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241075 | Sysco Corporation_4485733
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241075 | Coterra Energy, Inc._4485681
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241075 | Evergy, Inc._4485699
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241075 | MSC Industrial Direct Company, Inc._4485719
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000241075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000241075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241075 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241075 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000171473 | 4448085
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171473 | 4448137
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171473 | 4448244
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448164
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448223
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448087
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448117
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448132
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448122
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4448148
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234237 | Spire, Inc._4485795
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234237 | Gates Industrial Corporation plc_4485806
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234237 | Old National Bancorp_4485788
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | Korn Ferry_4485779
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | UMB Financial Corporation_4485799
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | Black Hills Corporation_4485761
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | Greif, Inc._4485772
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | National Storage Affiliates Trust_4485787
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234237 | Primo Brands Corporation_4485791
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234237 | Six Flags Entertainment Corporation_4485794
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234237 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000234237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000234237 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234237 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.50%